WEBSITE ACQUISITION AND INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Website Acquisition And Intangible Assets
Website acquisition assets, gross	$ 1,116,846	$ 1,166,846
Less: accumulated amortization	(802,709)	(666,101)
Less: accumulated impairment loss	(200,396)	(200,396)
Website acquisition assets, net	$ 113,741	$ 300,349